Award Timing Disclosure	12 Months Ended
Sep. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	At the present time, the Company has no plan to issue equity awards.During fiscal 2025, the Company did not grant equity awards to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.